Non-Interest Revenue and Expense Detail (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details Of Certain Statements Of Income Lines Details [Abstract]
Marketing and promotion	$ 3,320	$ 3,043	$ 2,890
Card Member rewards	6,931	6,457	6,282
Card Member services and other	822	767	772
Total Marketing, promotion, rewards, Card Member services and other	$ 11,073	$ 10,267	$ 9,944